REDEEMABLE PREFERRED SHARES (Detail Textuals 1) - Private placement - President and Chief Executive Officer - Class A Preferred Shares	12 Months Ended
Dec. 31, 2011 USD ($) $ / shares shares
Redeemable Preferred Shares [Line Items]
Number of shares issued | shares	1,000,000
Per share price of shares issued | $ / shares	$ 1.00
Proceeds from issuance of private placement | $	$ 1,000,000
Principal amount of a debenture and accrued interest converted into shares | shares	1,027,945
Preferred stock, conversion price (in dollars per share) | $ / shares	$ 1.00
Redemption period for preferred shares	2 years